Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Line Items]
Schedule of Right-of-Use Assets Composition and Changes in Lease Liabilities	Right-of-use assets composition and changes in lease liabilities
	Right-of-use-assets
	Rented Offices(3)	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities (1)(2)
	U.S Dollars in thousands
As of January 1, 2023	$1,732	$829	$7	$2,568	$3,193
Additions to right-of-use assets	5,131	1,415	-	6,546	6,682
Termination lease		(109)	-	(109)	(107)
Depreciation expense	(500)	(738)	(6)	(1,244)	-
Exchange rate differences	-	-	-	-	(96)
Repayment of lease liabilities	-	-	-	-	(850)
As of December 31, 2023	$6,363	$1,397	$1	$7,761	$8,822
(1)	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 3.06%–7.11% evaluated based on credit risk, terms of the leases and other economic variables.
(2)	The balance does not include current maturities of lease of $134 thousand that were classified to other accounts receivables due to expected lease incentive.

(3)	Out of the Depreciation expense $20 thousand was capitalized to the Leasehold Improvements.

During 2023, the Company recognized $367 thousand as interest expenses on lease liabilities.

During 2023, the total cash outflow for leases was $850 thousand.

	Right-of-use-assets
	Rented Offices	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities(1)
	U.S Dollars in thousands
As of January 1, 2022	$2,165	$913	$15	$3,093	$4,314
Additions to right -of -use assets	-	551	-	551	551
Lease termination	-	(52)	-	(52)	(59)
Depreciation expense	(433)	(583)	(8)	(1,024)
Exchange rate differences	-	-	-	-	(448)
Repayment of lease liabilities	-	-	-	-	(1,164)
As of December 31, 2022	$1,732	$829	$7	$2,568	$3,193
(1)	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 1.94%-4.6% evaluated based on credit risk, terms of the leases and other economic variables.

Lease Liabilities [Member]
Leases [Line Items]
Schedule of Maturity Analysis of Lease Liabilities	Maturity analysis of the Company’s lease liabilities (including interest):
	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$2,918	$3,045	$1,689	$2,009	$6,759	$16,420
	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$1,119	$907	$732	$683	$-	$3,441